Payroll and social security liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2023	2022
Non-current
Social security payable	1,570	1,581
	1,570	1,581
Current
Salaries payable	4,498	4,050
Social security payable	4,062	4,693
Provision for vacations	12,783	11,487
Provision for bonuses	16,014	9,734
	37,357	29,964
Total payroll and social security liabilities	38,927	31,545